Condensed Financial Information of The Parent Company (Details) - Schedule of parent company balance sheets (Parentheticals) - Parent [Member] - $ / shares	Sep. 30, 2021	Sep. 30, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares authorized	100,000,000	100,000,000
Ordinary shares issued	13,626,602	7,800,000
Ordinary shares outstanding	13,626,602	7,800,000